Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (62.29%) (1)
1,300,000	ACREC 2021-FL1 E 10/18/2036	0.00%	10/18/2036	3.28%	1,300,000
1,000,000	BLUEM 2018-2A SUB (4)(6)	0.00%	08/15/2031	1.08%	429,346
1,130,000	BNPIP 2014-1A C 04/24/2026 (4)	3.63%	04/24/2026	2.84%	1,123,414
1,000,000	BSPRT 2018-FL4 E 09/15/2035 (4)	3.13%	09/15/2035	2.52%	997,721
1,000,000	CHCP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	3.16%	02/15/2038	2.53%	1,000,626
1,600,000	Cutwater Ltd Series 2014-2A (3 Month LIBOR USD + 3.75%, 0.00% Floor) (4)(5)	3.88%	01/15/2027	4.04%	1,597,966
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor)(4)(5)	8.18%	04/25/2029	2.52%	999,374
440,000	DRSLF 2020-86A SUB 07/17/2030 (4)	0.00%	07/17/2030	0.93%	366,907
1,070,000	ELMW1 2019-1A SUB 10/20/2033 (4)	0.00%	10/20/2033	2.11%	834,600
1,250,000	GWOLF 2019-1A SUBB 04/17/2034 (4)	0.00%	04/17/2034	1.86%	737,500
1,500,000	Halcyon Loan Advisors Series 2014 -1A (3 Month LIBOR USD + 3.50%, 0.00% Floor)(4)	3.63%	04/18/2026	3.77%	1,491,808
1,100,000	Halcyon Loan Advisors Series 2015 -2A (3 Month LIBOR USD + 3.10%, 0.00% Floor) (4)(5)	3.23%	07/25/2027	2.68%	1,061,486
1,000,000	JFIN CLO Series 2014-1A (3 Month LIBOR USD + 3.65%, 0.00% Floor) (4)(5)	3.78%	04/21/2025	2.52%	999,849
1,500,000	LNCR 2018-CRE1 D (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)	3.03%	05/15/2028	3.79%	1,500,000
1,250,000	Madison Park Funding Ltd Series 14-12A Class E (3 Month LIBOR USD + 5.10%, 0.00% Floor) (4)	5.23%	07/20/2026	3.15%	1,245,425
1,600,000	MCLO 2013-5A CR (3 Month LIBOR USD + 2.75%, 0.00% Floor) (4)	2.88%	11/21/2027	3.91%	1,546,395
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.73%	1,078,935
1,400,000	OFSBS 2018-1A SUB 07/31/2118 (4)	0.00%	07/31/2118	1.77%	700,000
700,000	SIX10 2018-3A E (3 Month LIBOR USD + 5.55%, 0.00% Floor) (4)(6)	5.68%	07/17/2028	1.73%	684,359
740,000	SMORE 2014-1A C (3 Month LIBOR USD + 3.45%, 0.00% Floor)(5)	3.57%	05/15/2026	1.87%	738,478
1,300,000	SYMP 2014-14A E (3 Month LIBOR USD + 4.60%, 0.00 Floor) (4)	4.73%	07/14/2026	3.26%	1,289,036
520,000	Telos CLO Ltd 2013-3A DR (3 Month LIBOR USD + 3.75%, 0.00% Floor) (4)(5)	3.88%	07/17/2026	1.31%	519,213
800,000	TRAL 2018-5A SUB 10/20/2028 (4)	0.00%	10/20/2028	0.96%	381,589
50,000	TRAL 2018-5A FR (3 Month LIBOR USD + 8.89%, 8.89% Floor) (4)(6)	0.00%	10/20/2034	0.12%	46,500
600,000	VENTR 2018-32A SUB 07/18/2031 (4)	0.00%	07/18/2031	0.91%	360,000
1,100,000	VENTR 2016-24A SUB 10/20/2028 (4)	0.00%	10/20/2028	1.33%	528,000
530,000	VENTR 2018-34A SUB 10/15/2031 (4)	0.00%	10/15/2031	0.88%	349,800
1,100,000	VOYA 2018-1A SUB 04/19/2031	0.00%	04/19/2031	1.89%	749,850
Total Collateralized Loan Obligation (Cost $24,842,656)					24,658,177

Commercial Mortgage-Backed Securities (7.03%) (1)
1,500,000	GPMT 2018-FL1 D (1 Month LIBOR + 2.95%, 2.95% Floor) (4)	3.03%	11/21/2036	3.78%	1,497,742
730,000	VMC Finnce LLC 2018-FL2 D (1 Month LIBOR 2.75%, 2.75% Floor)(4)	2.83%	10/15/2035	1.84%	728,776
563,815	VMS 2019 - FL3 D (1 Month LIBOR USD + 2.65%, 2.65% Floor) (4)(5)	2.73%	09/15/2036	1.41%	558,207
Total Commercial Mortgage-Backed Securities (Cost $2,778,075)					2,784,725

Confirmation of Originator Fee Certificates (2.34%) (1)
9,579,518	SBA Confirmation of Originator Fee Certificates (6)(8)	2.56%	08/15/2044	2.34%	926,330
Total Confirmation of Originator Fee Certificates (Cost $988,172)					926,330

Corporate and Other Finance (13.27%) (1)
443,687	American Airlines 15-2 AA PTT (5)	3.60%	09/22/2027	1.16%	458,706
979,947	Gacovino Litigation Financing (6)(7)(9)	20.00%	07/31/2022	2.37%	936,834
609,259	Hawaiian Airlines 20-1B (4)(5)	11.25%	09/15/2025	1.76%	696,907
650,000	Air Canada 2020-1C PTT (4)	10.50%	07/15/2026	2.02%	799,321
1,050,000	SKYAF III E (Westjet) (6)	0.00%	07/27/2038	2.65%	1,050,000
1,284,585	Air Canada 2013-1A (4)(5)	4.13%	05/15/2025	3.31%	1,311,155
Total Corporate and Other Finance (Cost $5,193,126)					5,252,923

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2021 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value
Residential Mortgage-Backed Securities (36.98%) (1)
1,662,000	AMSR Mortgage Trust 2020-SFR3 Class H (4)(5)	6.50%	09/17/2037	4.17%	1,651,621
1,000,000	AMSR Mortgage Trust 2020-SFR3 Class I (4)(5)	7.38%	09/17/2037	2.50%	991,012
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)(5)	5.30%	04/17/2037	2.60%	1,030,150
386,835	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)(5)(6)	0.53%	07/25/2037	0.61%	241,908
685,278	Bear Stearns Alt-A Trust Series 2005-10 (5)	2.78%	01/25/2036	1.66%	656,536
251,738	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(5)(6)	0.29%	02/25/2037	0.63%	249,253
121,643	Chase Mortgage Finance Corporation Series 2006-A1 (6)	2.82%	09/25/2036	0.27%	107,886
422,057	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	0.73%	288,204
79,252	Countrywide Alternative Loan Trust Series 2006-6CB (6)	5.50%	05/25/2036	0.19%	76,659
189,538	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.29%	113,511
329,540	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.82%	324,128
361,338	Countrywide Home Loan Series 2003-53	2.62%	02/19/2034	0.69%	273,209
93,208	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.20%	78,117
94,410	Countrywide Home Loan Series 2003-49	2.55%	12/19/2033	0.24%	94,007
774,317	Countrywide Home Loan Series 2004-18 (5)(6)	6.00%	10/25/2034	1.59%	630,799
313,837	Countrywide Home Loan Series 2005-28 (5)(6)	5.25%	11/25/2023	0.64%	253,693
7,609	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor) (6)	0.44%	06/25/2034	0.02%	6,773
139,228	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	2.28%	09/25/2034	0.26%	101,333
54,801	HarborView Mortgage Loan Trust Series 2003-2	3.90%	10/19/2033	0.13%	53,425
7,331	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor) (6)	0.35%	06/19/2034	0.02%	7,186
6,731	HarborView Mortgage Loan Trust Series 2004-9 (6)	3.31%	12/19/2034	0.02%	6,134
432,168	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	2.11%	06/19/2045	0.61%	240,892
121,739	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 (6)	2.16%	09/25/2036	0.30%	117,846
37	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	2.93%	09/25/2036	0.00%	38
30,837	JP Morgan Mortgage Trust Series 2006-A1 (6)	2.19%	02/25/2036	0.06%	25,078
170,704	JP Morgan Mortgage Trust Series 2007-A4 (5)	2.70%	06/25/2037	0.41%	163,223
1,686,384	LMAT 2017 - RPL1 B (40(5)	14.04%	01/28/2070	4.51%	1,786,980
36,474	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.08%	31,534
265,113	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.33%	130,864
57,535	Prime Mortgage Trust Series 2003-3 (4)(6)	2.16%	01/25/2034	0.08%	33,347
750,000	Progress Residential Trust 2021 - SFR3 H (4)(5)	4.75%	05/17/2026	1.90%	750,503
413,301	Residential Asset Securitization Trust (5)(6)	5.61%	02/25/2034	1.03%	408,337
15,989	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	3.62%	03/25/2035	0.02%	8,123
134,980	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	3.11%	12/25/2035	0.34%	133,706
116,396	Structured Asset Securities Corporation 2003-9A	2.26%	03/25/2033	0.10%	37,621
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)	3.68%	03/15/2034	6.31%	2,500,000
190,361	Wachovia Mortgage Loan Trust Series 2005-A (6)	2.18%	08/20/2035	0.46%	180,820
456,039	Washington Mutual Mortgage Payment 2005-5A5 (5)(6)	0.68%	06/25/2035	0.87%	345,944
407,845	Wells Fargo Alternative Loan Trust 2007-PA4 (6)	2.62%	07/25/2037	0.95%	376,743
135,457	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.34%	133,235
Total Residential Mortgage-Backed Securities (Cost $14,772,985)					14,640,378

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2021 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value
Preferred Stocks (8.11%) (1)
15,517	AGNC Investment Corp, Class B, Series D	6.88%		1.01%	400,028
74	AGNC Investment Corp, Class B, Series E	6.50%		0.01%	1,898
55,386	AGNC Investment Corp, Class B, Series F	6.13%		3.53%	1,397,943
490	AGNC Investment Corp, Class X, Series X	7.00%		0.03%	12,843
19,234	Annaly Capital Management, Class B	6.50%		1.24%	492,390
1,128	Armour Residential REIT, Class B	7.00%		0.07%	29,136
11,654	MFA Financial Inc., Class B	6.50%		0.72%	286,455
13,534	New Residential Inv Corp, Class B	6.38%		0.80%	316,560
10,057	Two Harbors Investment Corporation, Class B	7.25%		0.65%	255,146
735	Two Harbors Investment Corporation, Class B	7.63%		0.05%	19,044
Total Preferred Stocks (Cost $3,124,865)					3,211,443

Short-Term Investments - Investment Companies (10.57%) (1)
4,184,139	First American Government Obligation - Class X	0.03%		10.57%	4,184,139
Total Short-Term Investments - Investment Companies (Cost $4,184,139)					4,184,139

Total Investments (140.59%) (1) (Cost $55,884,018)					55,658,115
Other Liabilities in Excess of Assets (-40.59%) (1)					(16,069,360)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$ 39,588,755

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2021.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2021, these securities amounted to $36,447,478 or 92.07% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of September 30, 2021, these securities amounted to $19,101,926 or 48.25% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2021, these securities amounted to $9,690,846 or 24.48% of net assets.
(7) The Fund has made $936,834 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $3,916 remains unfunded as of September 30, 2021. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(8) This security represents a basket of interest only strips. This rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips.
(9) This security interest payments are payment-in-kind in lieu of cash.

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Investments
Collateralized Loan Obligations	$-	$22,419,037	$2,239,140	$24,658,177
Commercial Mortgage-Backed Securities	-	2,784,725	-	$2,784,725
Corporate and Other Finance	-	3,266,089	1,986,834	$5,252,923
Confirmation of Originator Fee Certificates	-	-	926,330	$926,330
Residential Mortgage-Backed Securities	-	10,101,836	4,538,542	$14,640,378
Preferred Stocks	3,211,443	-	-	$3,211,443
Short-Term Investments	4,184,139	-	-	$4,184,139
Total Investments	$7,395,582	$38,571,687	$9,690,846	$55,658,115

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2020	$12,043,341
Purchases	2,276,787
Sales proceeds and paydowns	(4,795,919)
Realized gain / (loss)	47,923
Payment-in-kind	174,955
Change in unrealized gain / (loss)	(113,389)
Transfers into / (out of) Level 3	57,148
Ending Balance – September 30, 2021	$9,690,846

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2020	$(164,093)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of September 30, 2021:

	Fair Value at 9/30/2021	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average
Commercial Mortgage-Backed Securities	$2,784,144	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.06% to -0.42%	0.25%
Residential Mortgage-Backed Securities	$5,286,292	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.03% -3.00%	2.34%
	$110,523	Discounted Cash Flows	Yield	6.92%	6.92%

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $2,901,707 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of September 30, 2021, the Fund had the following reverse repurchase agreements outstanding, which were equal to 37.46% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
Lucid Management LP	$801,000	1.13%	07/15/2021	10/14/2021	$802,954
JP Morgan Securities	1,111,000	0.65%	07/27/2021	10/01/2021	1,112,324
RBC Capital markets	217,000	1.33%	08/02/2021	10/04/2021	217,479
RBC Capital Markets	427,000	1.33%	08/02/2021	10/04/2021	427,943
RBC Capital Markets	449,000	1.38%	08/02/2021	10/04/2021	450,030
RBC Capital Markets	797,000	1.13%	08/02/2021	10/04/2021	798,495
RBC Capital Markets	642,000	0.98%	08/09/2021	10/12/2021	642,922
JP Morgan Securities	403,000	0.65%	08/24/2021	10/24/2021	403,277
RBC Capital Markets	1,294,000	1.12%	08/30/2021	10/29/2021	1,295,289
RBC Capital Markets	785,000	1.37%	09/02/2021	11/02/2021	785,866
JP Morgan Securities	1,282,000	1.27%	09/03/2021	11/03/2021	1,283,265
JP Morgan Securities	650,000	1.37%	09/03/2021	11/03/2021	650,692
JP Morgan Securities	107,000	1.37%	09/03/2021	11/03/2021	107,114
JP Morgan Securities	756,000	1.27%	09/07/2021	10/05/2021	756,641
JP Morgan Securities	568,000	1.27%	09/07/2021	10/05/2021	568,482
Lucid Management LP	443,000	1.03%	09/09/2021	10/14/2021	443,280
Lucid Management LP	410,000	1.03%	09/09/2021	10/14/2021	410,259
RBC Capital Markets	215,000	1.32%	09/14/2021	11/15/2021	215,134
RBC Capital Markets	213,000	1.32%	09/14/2021	11/15/2021	213,132
RBC Capital Markets	337,000	1.37%	09/14/2021	11/15/2021	337,217
RBC Capital Markets	271,000	1.37%	09/14/2021	11/15/2021	271,175
RBC Capital Markets	765,000	1.32%	09/14/2021	11/15/2021	765,475
RBC Capital Markets	558,000	1.32%	09/20/2021	11/22/2021	558,225
RBC Capital Markets	1,330,000	1.23%	09/29/2021	11/29/2021	1,330,091
Totals	$14,831,000				$14,846,761

As of September 30, 2021, the fair value of securities held as collateral for reverse repurchase agreements was $19,101,926, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended September 30, 2021, the average daily balance and average interest rate in effect for reverse repurchase agreements were $13,876,337 and 1.38%, respectively.